Gains on Derivative Instruments and Other Financial Items, Net-Financial Items (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financing arrangement fees and other costs	$ (6,565)	$ (135)
Amortization of debt guarantees	2,052	1,942
Foreign exchange gain on terminated undesignated foreign exchange swaps	1,536	(654)
Others	(278)	(215)
Other financial items, net	$ (3,255)	$ 938